Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Details of Company's Subsidiaries and VIE and Its Subsidiaries

As of May 31, 2013, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Beijing Boost Caring Education & Consulting Company Limited (“Beijing Boost Caring”)	March 25, 2010	PRC	100%	Educational consulting and software development

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Sincerity Technology Company Limited (“Beijing Sincerity “)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Variable interest entity of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education

Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education

Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	N/A	Language education

Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education

Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education

Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education

Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education

Shenzhen New Oriental Training School (“Shenzhen School”)	October 15, 2003	PRC	N/A	Language education

Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education

Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education

Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education

Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education

Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education

Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education

Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education

Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education

Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education

Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language education

Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education

Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education

Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education

Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education

Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education

Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education

Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education

Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education

Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Beijing New Oriental North Star Training School	September 26, 2006	PRC	N/A	Language education

Schools and subsidiaries of New Oriental China:

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High Schiool”)	October 27, 2008	PRC	N/A	Primary secondary school education

China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Schools and subsidiaries of New Oriental China:

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Schools and subsidiaries of New Oriental China:

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Luoyang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 16, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting

Beijing Walkite International Travel Co., Ltd.	May 22, 2012	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education

Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	On-line education

Balances and Amounts of Company's WFOEs, VIEs and VIEs' subsidiaries

The following financial statement balances and amounts of the VIE, including discontinued operations, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions between the offshore companies, WFOEs, VIEs and VIEs’ subsidiaries in the Group:

	As of May 31,
	2012	2013
	US$	US$

Total current assets	466,827	624,725
Total non-current assets	215,306	261,416

Total assets	682,133	886,141

Total current liabilities	373,581	462,031
Total non-current liabilities	112	6,354

Total liabilities	373,693	468,385

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Net revenues	542,043	750,384	951,634
Net income	131,249	158,796	206,413
Net cash provided by operating activities	156,088	238,037	299,821
Net cash used in investing activities	(152,840)	(150,401)	(213,403)
Net cash provided by financing activities	—	—	—